Pay vs Performance Disclosure	4 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2022	May 24, 2022	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with SEC rules, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain performance for the fiscal years listed below. You should refer to our CD&A for a complete description of how executive compensation relates to the Company’s performance and how the Compensation Committee makes its decisions on executive compensation matters.

	Principal Executive Officer (“PEO”)(1)				Non-PEO NEOs (2)		Value of initial fixed $100 investment based on:		Company metrics
	Summary compensation on table total (3)		Compensation actually paid (4)		Average summary compensation on table total ($)	Average compensation actually paid ($)	Total shareholder return ($)(6)	Peer group total shareholder return ($)(7)	Net income (in thousands) ($)(8)	Return on average assets (ROAA”)(9)
Year	1st PEO ($)	2nd PEO ($)(5)	1st PEO ($)	2nd PEO ($)
2025	—	3,396,755	—	3,210,063	1,543,449	1,511,371	128.95	166.91	126,013	0.82%
2024	—	2,662,273	—	2,879,712	1,190,164	1,287,225	108.85	141.59	100,278	0.70%
2023	—	1,932,963	—	1,897,705	1,094,014	1,029,588	96.63	114.99	134,957	0.95%
2022	802,002	1,190,891	580,603	1,255,743	862,057	933,361	101.06	107.54	133,666	0.94%
2021	1,688,530	—	1,758,462	—	730,276	793,259	96.62	128.28	154,323	1.08%

(1)
Mr. Seiffert served as Chairman, President and CEO prior to his death on May 24, 2022. At this time, Mr. Harvey was appointed interim President and CEO. On August 17, 2022, Mr. Torchio was appointed President and CEO. Given these events, the Company has disclosed Mr. Seiffert’s total compensation and compensation actually paid for the time he served as CEO in 2022, and the full year for 2021 as “1st PEO” and has disclosed Mr. Torchio’s total compensation and compensation actually paid as the “2nd PEO” for 2022 and subsequent years. Mr. Torchio’s compensation prior to his becoming our CEO is included in the non-PEO
NEOs disclosure for 2021. Mr. Harvey’s total compensation and compensation actually paid is included in the non-PEO
NEO disclosures for all years presented.

(2)
Non-PEO
NEOs average calculation includes Messrs. Schosser, Harvey, Betchkal, DesMarteau and Watson for 2024; Messrs. Harvey, Betchkal, Golding and Watson for 2023; Messrs. Harvey, Golding, Reitzes and Watson for 2022; and Messrs. Harvey, Torchio, Golding and Reitzes for 2021. Mr. Harvey retired from the Company on December 31, 2024. Mr. Golding’s employment with the Company was terminated on June 17, 2024. Mr. Reitzes’ employment with the Company was terminated on June 9, 2023.

(3)	The dollar amounts reported in this column are the amounts of total compensation reported for each PEO for each corresponding year in the “Total” column of the Summary Compensation Table.

(4)
The amounts reported in these columns represent the amount of CAP to Mr. Torchio and the other NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Torchio or to the other NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made in calculating Mr. Torchio’s total compensation and the average total compensation for the other NEOs as a group for each year to determine the CAP:

	1st PEO					2nd PEO					Non-PEO NEOs
Adjustments from Summary Compensation Table	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	$—	—	—	—	(137,564)	$(89,806)	(95,792)	(107,523)	(13,422)	—	$—	(10,872)	(61,817)	(5,165)	(37,407)

Increase for service cost of pension plans	—	—	—	—	125,912	88,321	97,784	107,191	34,469	—	—	18,988	35,572	34,476	49,157

Increase/deduction for prior service cost of pension plans	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	—	—	—	(460,279)	(196,620)	(999,992)	(999,848)	(511,417)	(151,159)	—	(440,672)	(291,128)	(290,466)	(163,187)	(109,081)

Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	—	—	—	—	165,456	998,962	1,157,959	521,964	176,755	—	443,171	360,131	292,849	187,724	92,029

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	—	—	—	—	47,665	(71,266)	72,404	(34,149)	13,591	—	(21,542)	28,005	(29,268)	13,133	30,379

Increase based on fair value of awards granted during year that vested during year, determined as of vesting date	—	—	—	273,656	36,252	—	—	—	—	—	—	—	—	—	19,836

Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	—	—	—	(46,666)	7,331	(24,106)	(20,007)	(19,238)	(6,270)	—	(13,035)	(10,380)	(18,337)	(7,086)	4,978

Deduction of fair value of awards granted prior to year that were forfeited during year	—	—	—	—	—	(90,937)	—	—	—	—	—	—	—	—	—

Increase based on dividends or other earnings paid during year prior to vesting date of award	—	—	—	11,890	21,500	2,132	4,939	7,914	10,888	—	—	2,316	7,041	11,409	13,092

Total adjustments	$—	—	—	(221,399)	69,932	$(186,692)	217,439	(35,258)	64,852	—	$(32,078)	97,060	(64,426)	71,304	62,983

Fair values set forth in the table above are computed in accordance with FASB ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date or fair values of awards that were forfeited in the covered year, which are valued as of the last day of the year immediately preceding the covered year.

(5)	Mr. Torchio was appointed as the CEO on August 20, 2022. The disclosure for 2022 includes salary of $270,769 for his service as the CEO and $258,779 for his service prior to becoming the CEO.
(6)	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31, 2024, calculated in accordance with Item 201(e) of Regulation S-K.
(7)	Peer group total shareholder return reflects the value of $100 investment in the Nasdaq Bank Index.
(8)	The dollar amounts reported represent the amount of net income as required to be reflected in the Company’s audited financial statements for the applicable year.
(9)	ROAA (GAAP) is defined as net income divided by average assets.

Company Selected Measure Name			ROAA
Named Executive Officers, Footnote
Non-PEO
			NEOs average calculation includes Messrs. Schosser, Harvey, Betchkal, DesMarteau and Watson for 2024; Messrs. Harvey, Betchkal, Golding and Watson for 2023; Messrs. Harvey, Golding, Reitzes and Watson for 2022; and Messrs. Harvey, Torchio, Golding and Reitzes for 2021. Mr. Harvey retired from the Company on December 31, 2024. Mr. Golding’s employment with the Company was terminated on June 17, 2024. Mr. Reitzes’ employment with the Company was terminated on June 9, 2023.
Peer Group Issuers, Footnote			Peer group total shareholder return reflects the value of $100 investment in the Nasdaq Bank Index.
Adjustment To PEO Compensation, Footnote

	1st PEO					2nd PEO					Non-PEO NEOs
Adjustments from Summary Compensation Table	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	$—	—	—	—	(137,564)	$(89,806)	(95,792)	(107,523)	(13,422)	—	$—	(10,872)	(61,817)	(5,165)	(37,407)

Increase for service cost of pension plans	—	—	—	—	125,912	88,321	97,784	107,191	34,469	—	—	18,988	35,572	34,476	49,157

Increase/deduction for prior service cost of pension plans	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	—	—	—	(460,279)	(196,620)	(999,992)	(999,848)	(511,417)	(151,159)	—	(440,672)	(291,128)	(290,466)	(163,187)	(109,081)

Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	—	—	—	—	165,456	998,962	1,157,959	521,964	176,755	—	443,171	360,131	292,849	187,724	92,029

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	—	—	—	—	47,665	(71,266)	72,404	(34,149)	13,591	—	(21,542)	28,005	(29,268)	13,133	30,379

Increase based on fair value of awards granted during year that vested during year, determined as of vesting date	—	—	—	273,656	36,252	—	—	—	—	—	—	—	—	—	19,836

Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	—	—	—	(46,666)	7,331	(24,106)	(20,007)	(19,238)	(6,270)	—	(13,035)	(10,380)	(18,337)	(7,086)	4,978

Deduction of fair value of awards granted prior to year that were forfeited during year	—	—	—	—	—	(90,937)	—	—	—	—	—	—	—	—	—

Increase based on dividends or other earnings paid during year prior to vesting date of award	—	—	—	11,890	21,500	2,132	4,939	7,914	10,888	—	—	2,316	7,041	11,409	13,092

Total adjustments	$—	—	—	(221,399)	69,932	$(186,692)	217,439	(35,258)	64,852	—	$(32,078)	97,060	(64,426)	71,304	62,983

Non-PEO NEO Average Total Compensation Amount			$ 1,543,449	$ 1,190,164	$ 1,094,014	$ 862,057	$ 730,276
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,511,371	1,287,225	1,029,588	933,361	793,259
Adjustment to Non-PEO NEO Compensation Footnote

	1st PEO					2nd PEO					Non-PEO NEOs
Adjustments from Summary Compensation Table	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	$—	—	—	—	(137,564)	$(89,806)	(95,792)	(107,523)	(13,422)	—	$—	(10,872)	(61,817)	(5,165)	(37,407)

Increase for service cost of pension plans	—	—	—	—	125,912	88,321	97,784	107,191	34,469	—	—	18,988	35,572	34,476	49,157

Increase/deduction for prior service cost of pension plans	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	—	—	—	(460,279)	(196,620)	(999,992)	(999,848)	(511,417)	(151,159)	—	(440,672)	(291,128)	(290,466)	(163,187)	(109,081)

Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	—	—	—	—	165,456	998,962	1,157,959	521,964	176,755	—	443,171	360,131	292,849	187,724	92,029

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	—	—	—	—	47,665	(71,266)	72,404	(34,149)	13,591	—	(21,542)	28,005	(29,268)	13,133	30,379

Increase based on fair value of awards granted during year that vested during year, determined as of vesting date	—	—	—	273,656	36,252	—	—	—	—	—	—	—	—	—	19,836

Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	—	—	—	(46,666)	7,331	(24,106)	(20,007)	(19,238)	(6,270)	—	(13,035)	(10,380)	(18,337)	(7,086)	4,978

Deduction of fair value of awards granted prior to year that were forfeited during year	—	—	—	—	—	(90,937)	—	—	—	—	—	—	—	—	—

Increase based on dividends or other earnings paid during year prior to vesting date of award	—	—	—	11,890	21,500	2,132	4,939	7,914	10,888	—	—	2,316	7,041	11,409	13,092

Total adjustments	$—	—	—	(221,399)	69,932	$(186,692)	217,439	(35,258)	64,852	—	$(32,078)	97,060	(64,426)	71,304	62,983

Compensation Actually Paid vs. Total Shareholder Return			CAP versus Cumulative TSR and Peer Group Cumulative TSR
Compensation Actually Paid vs. Net Income			CAP versus Company Net Income
Compensation Actually Paid vs. Company Selected Measure			CAP versus Company ROAA
Total Shareholder Return Vs Peer Group			CAP versus Cumulative TSR and Peer Group Cumulative TSR
Tabular List, Table
Performance Measures
The SEC’s rules require that the pay versus performance disclosure include an unranked list of three to seven performance measures that the Company considers to be its most important measures used to align compensation actually paid to the NEOs to a company’s performance. In our assessment, the most important financial performance measures used to link CAP, as calculated in accordance with the SEC rules, to our NEOs in 2025 to our performance were:

•	ROAA;
•	ROAE; and
•	Efficiency ratio.

Total Shareholder Return Amount			$ 128.95	108.85	96.63	101.06	96.62
Peer Group Total Shareholder Return Amount			166.91	141.59	114.99	107.54	128.28
Net Income (Loss)			$ 126,013,000	$ 100,278,000	$ 134,957,000	$ 133,666,000	$ 154,323,000
Company Selected Measure Amount			0.0082	0.007	0.0095	0.0094	0.0108
Salary For Service As CEO			$ 270,769
Salary For Service Prior To Becoming Ceo			$ 258,779
Measure:: 1
Pay vs Performance Disclosure
Name			ROAA
Measure:: 2
Pay vs Performance Disclosure
Name			ROAE
Measure:: 3
Pay vs Performance Disclosure
Name			Efficiency ratio.
Mr. Seiffert [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 802,002	$ 1,688,530
PEO Actually Paid Compensation Amount						580,603	$ 1,758,462
PEO Name		Mr. Seiffert’s					Mr. Seiffert’s
Mr. Torchio [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,396,755	$ 2,662,273	$ 1,932,963	1,190,891
PEO Actually Paid Compensation Amount			$ 3,210,063	$ 2,879,712	$ 1,897,705	1,255,743
PEO Name	Mr. Torchio’s		Mr. Torchio’s	Mr. Torchio’s	Mr. Torchio’s
PEO | Mr. Seiffert [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	(221,399)	$ 69,932
PEO | Mr. Seiffert [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	(137,564)
PEO | Mr. Seiffert [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	125,912
PEO | Mr. Seiffert [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Mr. Seiffert [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	165,456
PEO | Mr. Seiffert [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	47,665
PEO | Mr. Seiffert [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	273,656	36,252
PEO | Mr. Seiffert [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(46,666)	7,331
PEO | Mr. Seiffert [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Mr. Seiffert [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	11,890	21,500
PEO | Mr. Seiffert [Member] | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(460,279)	(196,620)
PEO | Mr. Torchio [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(186,692)	217,439	(35,258)	64,852	0
PEO | Mr. Torchio [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(89,806)	(95,792)	(107,523)	(13,422)	0
PEO | Mr. Torchio [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			88,321	97,784	107,191	34,469	0
PEO | Mr. Torchio [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Mr. Torchio [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			998,962	1,157,959	521,964	176,755	0
PEO | Mr. Torchio [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(71,266)	72,404	(34,149)	13,591	0
PEO | Mr. Torchio [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Mr. Torchio [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(24,106)	(20,007)	(19,238)	(6,270)	0
PEO | Mr. Torchio [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(90,937)	0	0	0	0
PEO | Mr. Torchio [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,132	4,939	7,914	10,888	0
PEO | Mr. Torchio [Member] | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(999,992)	(999,848)	(511,417)	(151,159)	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(32,078)	97,060	(64,426)	71,304	62,983
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(10,872)	(61,817)	(5,165)	(37,407)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	18,988	35,572	34,476	49,157
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			443,171	360,131	292,849	187,724	92,029
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(21,542)	28,005	(29,268)	13,133	30,379
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	19,836
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,035)	(10,380)	(18,337)	(7,086)	4,978
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	2,316	7,041	11,409	13,092
Non-PEO NEO | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (440,672)	$ (291,128)	$ (290,466)	$ (163,187)	$ (109,081)